Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Valuation allowance for deferred tax assets		$ (200,000)
Deferred tax assets		17,616	$ 21,116
Deferred tax liabilities:
Net deferred tax liabilities		(10,444)	(3,584)
Reportable Legal Entities [Member]
Deferred tax assets:
Pension liability		7,095	9,732
Accrued liabilities for incentive compensation		16,304	22,208
Net operating loss carryforward		208,503	349,916
Prepaid drydock		677
State net operating loss carryforward		19,538	18,308
Other		1,408	1,861
Total deferred tax assets		253,525	402,025
Valuation allowance for deferred tax assets		(199,967)	(334,991)
Deferred tax assets		53,558	67,034
Deferred tax liabilities:
Property, plant and equipment		25,616	37,883
Prepaid drydock			1,367
Long-term contracts		13,483	10,989
Investments in joint ventures and affiliated companies	[1]	21,590	17,044
Unrealized exchange gains and other		3,313	3,335
Total deferred tax liabilities		$ 64,002	$ 70,618

[1]	Includes undistributed earnings of joint ventures, consolidated subsidiaries and other temporary differences.